Equity Incentive Plans - Additional Information (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended								2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended			9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Shares Available For Grant	Sep. 30, 2013 Shares Available For Grant	Dec. 31, 2012 Shares Available For Grant	Dec. 31, 2010 Shares Available For Grant	Dec. 31, 2009 Shares Available For Grant	Mar. 01, 2013 RSUs	Sep. 30, 2013 RSUs	Sep. 30, 2012 RSUs	Sep. 30, 2013 RSUs	Sep. 30, 2012 RSUs	Dec. 31, 2012 RSUs	Dec. 31, 2011 RSUs	Sep. 30, 2013 Stock Options	Sep. 30, 2012 Stock Options	Sep. 30, 2013 Stock Options	Sep. 30, 2012 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Dec. 31, 2010 Stock Options	Sep. 30, 2013 Restricted Stock	Sep. 30, 2012 Restricted Stock	Sep. 30, 2013 Restricted Stock	Sep. 30, 2012 Restricted Stock	Dec. 31, 2012 Restricted Stock	Dec. 31, 2011 Restricted Stock	Dec. 31, 2010 Restricted Stock	Sep. 30, 2013 Replacement Performance Shares	Sep. 30, 2013 New Performance Shares	Sep. 30, 2013 Performance Shares	Sep. 30, 2013 Performance Shares	Dec. 31, 2012 1998 Equity Incentive Plan	Dec. 31, 2011 1998 Equity Incentive Plan	Dec. 31, 2012 Common Stock	Sep. 30, 2013 Maximum RSUs	Sep. 30, 2013 Maximum Stock Options	Sep. 30, 2013 Maximum Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award
Increase in shares available for issuance under the Equity Incentive Plan								12,800,000																														1,088,834	12,800,000
Total shares approved under the Equity Incentive Plan																																						69,900,000
Shares available for issuance under the Equity Incentive Plan								15,752,370	13,896,794	14,643,932	4,280,180	7,285,606
Vesting period																		5 years						5 years							5 years			6 months	6 months						5 years	5 years	5 years
Number of shares that RSUs convert into on the applicable vesting date																1		1
Stock options expiration period																						10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period																97,254		119,422	44,904															671,400
Exercise price adjustment resulting from stock split																								50.00%
RSUs granted (shares)													594,700			924,312		1,504,410	1,643,348															671,400	275,400		946,800
Performance Period (Duration)																																					5 years
Closing stock price																																								$ 21.10
Outstanding RSUs or restricted stock, intrinsic value																		$ 49,600,000													$ 2,400,000
Outstanding stock options, intrinsic value																								132,800,000
Exercisable stock options, intrinsic value																								102,300,000
Forfeiture rates used for grants to employees																10.00%		10.00%								9.00%
Forfeiture rates used for grants to non-employee directors and executive officers																0.00%		0.00%								0.00%
Fair value of RSUs or restricted stock vested during the period																14,300,000		7,800,000	2,200,000												1,600,000	1,100,000	1,000,000
Period of time as a public company							6 years
Number of coupon issues related to the risk-free rate																										0
Dividend Yield							0.00%
Fair value of stock options vested																								7,200,000	8,600,000	7,700,000
Intrinsic value of stock options exercised																								45,300,000	24,800,000	43,200,000
Stock-based compensation expense	5,730,000	3,998,000	16,292,000	11,976,000	15,634,000	13,107,000	9,974,000							4,559,000	2,048,000	12,674,000	6,131,000	8,411,000	3,666,000	1,124,000	1,720,000	3,457,000	5,162,000	6,310,000	8,129,000	8,771,000	47,000	230,000	161,000	683,000	913,000	913,000	913,000			2,300,000	6,000,000
Unrecognized Stock Based Compensation Expense Expected To Be Recognize In Current Year	$ 5,629,000		$ 5,629,000											$ 4,459,000		$ 4,459,000				$ 1,123,000		$ 1,123,000					$ 47,000		$ 47,000							$ 2,300,000	$ 2,300,000